CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, plant and equipment related to VIE	$ 410	$ 438
Long-term debt related to VIE	315	325
Shareholders' equity:
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	246,330,884	244,461,327
San Diego Gas and Electric Company [Member]
Property, plant and equipment related to VIE	410	438
Long-term debt related to VIE	$ 315	$ 325
Shareholders' equity:
Preferred stock, shares authorized	45,000,000
Common stock, shares authorized	255,000,000	255,000,000
Common stock, shares outstanding	117,000,000	117,000,000
Southern California Gas Company [Member]
Shareholders' equity:
Preferred stock, shares authorized	1,000,000
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	91,000,000	91,000,000